UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21407

        Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Diversified Dividend and Income Fund (JDD) September 30, 2005

Shares	Description(1)					Value

	COMMON STOCKS - 33.2% (24.4% of Total Investments)
	Aerospace & Defense - 1.8%
50,000	Lockheed Martin Corporation					$3,052,000
85,000	Raytheon Company					3,231,700

						6,283,700

	Commercial Banks - 1.7%
69,200	Bank of America Corporation					2,913,320
65,000	Wachovia Corporation					3,093,350

						6,006,670

	Commercial Services & Supplies - 1.3%
105,000	Pitney Bowes Inc.					4,382,700

	Containers & Packaging - 0.8%
146,300	Packaging Corp of America					2,839,683

	Diversified Financial Services - 2.1%
100,000	Citigroup Inc.					4,552,000
85,000	JPMorgan Chase & Co					2,884,050

						7,436,050

	Diversified Telecommunication Services - 4.1%
90,000	KT Corporation, Sponsored ADR					2,025,000
175,500	SBC Communications Inc.					4,206,735
135,000	Sprint Corporation					3,210,300
52,500	Telecom Italia S.p.A., Sponsored ADR					1,711,500
90,600	Verizon Communications Inc.					2,961,714

						14,115,249

	Electric Utilities - 1.4%
93,000	EDP - Energias de Portugal, S.A., Sponsored ADR					2,594,700
118,000	Korea Electric Power Corporation (KEPCO), Sponsored ADR					2,089,780

						4,684,480

	Food & Staples Retailing - 0.8%
66,700	Albertson's, Inc.					1,710,855
60,812	J Sainsbury plc, Sponsored ADR					1,201,037

						2,911,892

	Household Durables - 0.7%
112,000	Newell Rubbermaid Inc.					2,536,800

	Household Products - 1.3%
73,000	Kimberly-Clark Corporation					4,345,690

	Insurance - 1.8%
120,000	Aon Corporation					3,849,600
30,000	Hartford Financial Services Group, Inc.					2,315,100
						6,164,700

	Media - 0.5%
48,900	Dow Jones & Company, Inc.					1,867,491

	Metals & Mining - 2.6%
146,000	Alumina Limited, Sponsored ADR					2,757,940
33,000	POSCO, ADR					1,866,480
26,500	Rio Tinto plc, Sponsored ADR					4,353,950

						8,978,370

	Multi-Utilities & Unregulated Power - 1.2%
25,000	Dominion Resources, Inc.					2,153,500
82,800	United Utilities plc, Sponsored ADR					1,940,004

						4,093,504

	Oil, Gas, & Consumable Fuels - 4.0%
33,000	ChevronTexaco Corporation					2,136,090
41,800	ConocoPhillips					2,922,238
23,000	Eni S.p.A., Sponsored ADR					3,406,300
14,605	Kerr-McGee Corporation					1,418,292
30,000	Total SA, Sponsored ADR					4,074,600

						13,957,520

	Paper & Forest Products - 0.9%
105,500	International Paper Company					3,143,900

	Pharmaceuticals - 0.9%
110,000	Merck & Co. Inc.					2,993,100

	Thrifts & Mortgage Finance - 2.1%
81,600	Fannie Mae					3,657,312
94,100	IndyMac Bancorp, Inc.					3,724,478

						7,381,790

	Tobacco - 3.2%
88,200	Altria Group, Inc.					6,501,222
113,000	Loews Corp - Carolina Group					4,478,190

						10,979,412

	Total Common Stocks (cost $94,279,359)					115,102,701

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 36.6% (26.9% of Total Investments)
	Apartments - 8.1%
242,800	AMLI Residential Properties Trust					7,786,596
114,900	Archstone-Smith Trust					4,581,063
57,500	AvalonBay Communities, Inc.					4,927,750
86,200	Camden Property Trust					4,805,650
164,400	Post Properties, Inc.					6,123,900

						28,224,959

	Healthcare - 2.7%
166,000	Nationwide Health Properties, Inc.					3,867,800
293,800	Senior Housing Properties Trust					5,582,200

						9,450,000

	Hotels - 2.2%
350,000	DiamondRock Hospitality Company					4,112,500
338,736	Hersha Hospitality Trust					3,363,648
						7,476,148

	Industrial - 0.6%
50,000	First Industrial Realty Trust, Inc.					2,002,500

	Mortgage - 0.8%
45,000	American Home Mortgage Investment Corp					1,363,500
220,000	MFA Mortgage Investments, Inc.					1,348,600

						2,712,100

	Office Property - 14.2%
180,300	Arden Realty, Inc.					7,422,951
200,300	Brandywine Realty Trust					6,227,327
219,100	Equity Office Properties Trust					7,166,761
192,000	Glenborough Realty Trust Inc.					3,686,400
130,000	Highwoods Properties, Inc.					3,836,300
435,600	HRPT Properties Trust					5,405,796
158,900	Mack-Cali Realty Corporation					7,140,966
146,800	Maguire Properties, Inc.					4,411,340
115,400	Reckson Associates Realty Corporation					3,987,070

						49,284,911

	Regional Malls - 1.6%
32,400	Simon Property Group, Inc.					2,401,488
49,900	The Macerich Company					3,240,506

						5,641,994

	Shopping Center - 4.0%
252,900	Cedar Shopping Centers Inc.					3,659,463
73,500	Federal Realty Investment Trust					4,478,355
221,000	Kite Realty Group Trust					3,297,320
107,100	New Plan Excel Realty Trust					2,457,945

						13,893,083

	Storage - 2.4%
90,700	Shurgard Storage Centers, Inc.					5,067,409
165,800	U-Store-It Trust					3,360,766

						8,428,175

	Total Real Estate Investment Trust Common Stocks (cost $99,610,202)					127,113,870

Shares	Description(1)	Coupon				Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 1.1%
	(0.8% of Total Investments)
	Apartments - 1.1%
150,000	Apartment Investment & Management Company, Series U	7.750%				3,754,500

	Total Real Estate Investment Trust Preferred Stocks (cost $3,707,925)					3,754,500

		Weighted Average Coupon
			Stated Maturity*	Ratings**
Principal Amount (000)
	Description(1)			Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 22.8% (16.7% of Total Investments)
	Aerospace & Defense - 1.9%
$2,467	Hexcel, Term Loan B	5.313%	3/01/12	B2	B+	2,495,444
1,900	K & F Industries, Inc., Term Loan B	6.284%	11/18/12	B2	B+	1,914,250
1,625	Vought Aircraft Industries, Inc., Term Loan	6.350%	12/22/11	Ba3	B+	1,643,701
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	5.840%	12/22/10	Ba3	B+	368,239

						6,421,634

	Auto Components - 1.2%
2,500	Federal-Mogul Corporation, Term Loan A (a)	6.090%	2/24/04	N/R	N/R	2,350,000
1,217	Tenneco Automotive Inc., Term Loan B	6.080%	12/12/10	B1	B+	1,239,152
534	Tenneco Automotive Inc., Term Loan B-1	5.943%	12/12/10	B1	B+	544,338

						4,133,490

	Building Products - 1.2%
1,980	Nortek, Inc., Term Loan B	5.915%	8/27/11	B2	B	2,007,473
994	Stile Acquisition Corporation, Canadien Term Loan	5.912%	3/21/13	B2	BB-	998,390
996	Stile Acquisition Corporation, Term Loan B	5.666%	5/13/11	B2	BB-	1,000,091

						4,005,954

	Chemicals - 1.1%
1,939	GenTek, Inc., Term Loan B	6.605%	12/31/10	B2	B+	1,956,273
1,990	Rockwood Specialties Group, Inc., Tranche D	5.930%	7/30/12	B1	B+	2,024,203

						3,980,476

	Commercial Services & Supplies - 0.7%
676	Allied Waste North America, Inc., Letter of Credit	3.100%	3/21/12	B1	BB	681,588
1,770	Allied Waste North America, Inc., Term Loan B	5.851%	3/12/21	B1	BB	1,785,515

						2,467,103

	Containers & Packaging - 1.5%
2,978	Graham Packaging Company, L.P., Term Loan B	6.151%	10/07/11	B2	B	3,020,768
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	176,607
1,389	Smurfit-Stone Container Corporation, Term Loan B	5.697%	11/01/11	Ba3	BB-	1,404,349
427	Smurfit-Stone Container Corporation, Term Loan C	5.834%	11/01/11	Ba3	BB-	432,107

						5,033,831

	Diversified Telecommunication Services - 0.6%
1,985	Intelsat, Ltd., Term Loan B	5.813%	7/06/11	B1	B	2,011,466

	Electrical Equipment - 0.5%
1,630	Sensus Metering Systems Inc., Term Loan B-1	5.954%	12/17/10	B2	B+	1,649,796
254	Sensus Metering Systems Inc., Term Loan B-2	5.969%	12/17/10	B2	B+	257,368

						1,907,164

	Food Products - 0.8%
2,738	Michael Foods, Inc., Term Loan B	5.170%	11/20/10	B1	B+	2,786,174

	Healthcare Equipment & Supplies - 0.3%
927	Kinetic Concepts, Inc., Term Loan B-2	5.780%	8/11/10	Ba3	BB	939,672

	Healthcare Providers & Services - 1.8%
1,960	Beverly Enterprises, Inc., Term Loan B	6.477%	10/22/08	Ba3	BB	1,966,125
2,000	Davita, Inc., Term Loan B (b)	TBD	TBD	B1	BB-	2,032,084
2,175	LifePoint Hospitals, Inc., Term Loan B	5.435%	9/30/11	Ba3	BB	2,199,769

						6,197,978

	Hotels, Restaurants & Leisure - 2.6%
2,000	24 Hour Fitness Worldwide, Inc., Term Loan B	6.780%	6/06/05	B2	B	2,033,750
2,000	Burger King Corporation, Term Loan B	5.500%	7/17/12	Ba2	B+	2,033,036
2,000	Penn National Gaming, Inc., Term Loan B (b)	TBD	TBD	Ba3	BB-	2,027,656
513	Venetian Casino Resort, LLC, Delayed Draw, Term Loan	5.770%	6/15/11	B1	BB-	517,909
2,487	Venetian Casino Resort, LLC, Term Loan	5.770%	6/15/11	B1	BB-	2,511,857

						9,124,208

	Insurance - 0.3%
1,100	Conseco, Inc., Term Loan	5.768%	6/22/10	B2	BB-	1,114,094

	IT Services - 1.1%
1,765	Fidelity National Information Services, Term Loan B	5.478%	3/09/13	Ba3	BB	1,773,510
2,000	SunGard Data Systems, Inc., Term Loan B	6.280%	1/25/13	B1	B+	2,025,228

						3,798,738

	Media - 5.5%
1,973	Charter Communications Operating, LLC, Term Loan B	6.930%	4/07/11	B2	B	1,984,218
1,499	Dex Media West, LLC, Term Loan B	5.512%	3/09/10	Ba2	BB	1,510,767
1,985	Emmis Operating Company, Term Loan	5.518%	11/10/11	Ba2	B+	2,001,624
1,970	Loews Cineplex Entertainment Corporation, Term Loan B	5.880%	6/30/11	B1	B	1,982,991
2,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	6.270%	4/12/12	N/R	N/R	2,026,250
1,735	R.H. Donnelley Inc., Tranche D	5.618%	6/30/11	B3	B+	1,750,209
1,990	Rainbow Media Holdings LLC, Term Loan	6.438%	3/31/12	B1	BB+	2,010,522
1,910	Regal Cinemas Corporation, Term Loan	6.020%	11/10/10	Ba3	BB-	1,932,240
2,000	UPC, Term Loan H2	6.004%	9/30/12	B1	B	2,024,375
1,968	WMG Acquisition Corp., Term Loan	5.700%	2/27/11	B1	B+	1,993,393

						19,216,589

	Metals & Mining - 0.5%
1,804	Amsted Industries Incorporated, Term Loan B	6.198%	10/15/10	B1	BB-	1,837,141

	Real Estate - 1.2%
1,987	General Growth Properties, Inc., Term Loan B	5.850%	11/12/08	Ba2	BB+	2,014,339
1,960	LNR Property Corporation, Term Loan	6.711%	2/03/08	B2	B+	1,985,662

						4,000,001

	Total Variable Rate Senior Loan Interests (cost $78,181,898)					78,975,713

				Ratings**
Principal Amount (000)
	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	EMERGING MARKETS SOVEREIGN DEBT AND FOREIGN CORPORATE BONDS - 31.2%
	(22.9% of Total Investments)
	Argentina - 2.1%
$5,750	Argentina Republic	1.330%	12/31/38	N/R	B-	2,285,625
1,652	Argentina Republic	8.280%	12/31/33	N/R	B-	1,708,563
1,623	Argentina Republic	3.010%	8/03/12	B3	B-	1,309,050
885	Argentine Beverages Financial Trust,144A	7.375%	3/22/12	N/R	N/R	918,188
570	Banco de Galicia y Buenos Aires, South America, Reg S	7.190%	1/01/10	N/R	N/R	562,191
345	Transportadora de Gas del Sur S.A., Series B-A, Reg S	7.000%	12/15/13	N/R	CCC+	343,275

						7,126,892

	Brazil - 1.2%
1,620	Brazil Republic	11.000%	8/17/40	B1	BB-	1,988,145
250	Brazil Republic	12.000%	4/15/10	B1	BB-	306,750
1,000	Brazil Republic	7.875%	3/07/15	B1	BB-	1,040,000
800	Brazil Republic	4.250%	4/15/24	B1	BB-	772,000

						4,106,895

	Bulgaria - 0.4%
1,100	Bulgaria Republic, Reg S	8.250%	1/15/15	Ba2	BBB-	1,354,210

	Chile - 0.8%
550	Chile Republic	6.875%	4/28/09	Baa1	A	589,875
600	Coldelco Inc., Reg S	6.375%	11/30/12	A2	A-	650,940
430	Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	Aa3	A	442,120
1,100	Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	Aa3	A	1,069,460

						2,752,395

	China - 0.2%
610	China Development Bank (b)	5.000%	10/15/15	A2	A-	602,070

	Colombia - 1.0%
350	Colombia Republic	11.750%	2/25/20	Ba2	BB	488,600
700	Colombia Republic	10.000%	1/23/12	Ba2	BB	847,000
610	Colombia Republic	10.375%	1/28/33	Ba2	BB	799,100
1,350	Colombia Republic	8.125%	5/21/24	Ba2	BB	1,454,625

						3,589,325

	Dominican Republic - 0.5%
1,489	Dominican Republic	4.520%	1/23/18	B3	B	1,658,458

	Ecuador - 1.2%
3,925	Ecuador Republic, Reg S	9.000%	8/15/30	Caa1	CCC+	3,722,863
400	Ecuador Republic, 144A	9.000%	8/15/30	Caa1	CCC+	378,000

						4,100,863

	El Salvador - 0.9%
850	El Salvador Republic, 144A	7.650%	6/15/35	Baa3	BB+	890,375
750	El Salvador Republic, Reg S	8.500%	7/25/11	Baa3	BB+	870,305
1,080	El Salvador Republic, Reg S	7.750%	1/24/23	Baa3	BB+	1,216,462

						2,977,142

	Germany - 0.4%
500	Aries Vermogensverwaltung Federation Sovereign Collateralized Debt, Reg S	9.600%	10/25/14	Ba2	BBB-	661,235
646	Dresdner Bank AG, Ukreximbank LoanParticipation Notes	7.750%	9/23/09	Ba2	N/R	677,783

						1,339,018

	Guatemala - 0.3%
880	Republic of Guatemala, 144A	8.125%	10/06/34	Ba2	BB-	990,000
175	Republic of Guatemala, Reg S	10.250%	11/08/11	Ba2	BB-	215,121

						1,205,121

	Hong Kong - 0.3%
890	Hong Kong, 144A	5.125%	8/01/14	A1	AA-	901,723

	Indonesia - 0.8%
2,730	Republic of Indonesia, 144A	7.250%	4/20/15	B2	B+	2,736,825

	Kazakhstan - 0.3%
800	Development Bank of Kazakhstan	7.375%	11/12/13	Baa3	BBB-	902,080

	Luxembourg - 0.9%
300	Tengizchevroil LLP, 144A	6.124%	11/15/14	Baa3	BBB-	308,250
550	UBS Luxembourg SA	6.230%	2/11/15	Baa2	N/R	563,090
1,000	VTB Capital SA, 144A	7.500%	10/12/11	Baa2	BB+	1,100,000
1,100	VTB Capital SA, 144A	6.250%	7/02/35	Baa2	BB+	1,148,125

						3,119,465

	Malaysia - 2.1%
1,100	Malaysia Republic	8.750%	6/01/09	A3	A-	1,247,766
2,000	Malaysia Republic	7.500%	7/15/11	A3	A-	2,272,262
2,725	Petronas Capital Limited, Reg S	7.000%	5/22/12	A2	A-	3,055,188
200	Petronas Capital Limited, Reg S	7.875%	5/22/22	Baa1	A-	248,899
550	Sarawak International Inc.	5.500%	8/03/15	Baa1	A-	543,593

						7,367,708

	Mexico - 2.5%
550	America Movil S.A. de C.V.	5.500%	3/01/14	A3	BBB	545,159
895	Conproca SA, Reg S	12.000%	6/16/10	Baa3	BBB-	1,098,613
240	Controladora Comercial Mexicana, 144A	6.625%	6/01/15	Baa2	BBB-	243,471
1,100	Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A2	A	1,056,315
1,200	Pemex Project Funding Master Trust, 144A	5.750%	12/15/15	Baa1	BBB	1,189,500
750	Pemex Project Funding Master Trust, RegS	6.625%	6/15/35	Baa1	BBB	738,563
1,200	Pemex Project Funding Master Trust	8.500%	2/15/08	Baa1	BBB	1,297,500
275	Petroleos Mexicanos	8.850%	9/15/07	Baa1	BBB	296,863
590	Petroleos Mexicanos	9.375%	12/02/08	Baa1	BBB	665,225
1,000	United Mexican States, Series A	6.375%	1/16/13	Baa1	BBB	1,066,500
220	United Mexican States	8.125%	12/30/19	Baa1	BBB	267,300
200	United Mexican States	8.300%	8/15/31	Baa1	BBB	250,500
430	United Mexican States	6.625%	3/03/15	Baa1	BBB	468,270

						9,183,779

	Panama - 0.9%
1,400	Panama Republic	9.375%	4/01/29	Ba1	BB	1,785,000
650	Panama Republic	9.625%	2/08/11	Ba1	BB	780,000
460	Panama Republic	9.375%	1/16/23	Ba1	BB	583,050

						3,148,050

	Peru - 1.5%
1,911	Peru Republic	5.000%	3/07/17	Ba3	BB	1,863,225
1,169	Peru Republic	5.000%	3/07/17	Ba3	BB	1,159,736
915	Peru Republic	8.750%	11/21/33	Ba3	BB	1,109,438
450	Peru Republic	8.375%	5/03/16	Ba3	BB	528,750
610	Peru Republic	7.350%	7/21/25	Ba3	BB	649,650

						5,310,799

	Philippines - 1.2%
750	National Power Corporation, 144A	8.073%	8/23/11	B1	BB-	752,368
1,500	Philippines Republic	9.375%	1/18/17	B1	BB-	1,651,875
1,193	Philippines Republic	8.375%	2/15/11	B1	BB-	1,251,159
670	Philippines Republic	8.000%	1/15/16	B1	BB-	675,863

						4,331,265

	Poland - 0.1%
500	Poland Republic	5.250%	1/15/14	A2	BBB+	515,625

	Qatar - 0.6%
373	Ras Laffan Liquefied Natural GasCompany Limited, 144A	3.437%	9/15/09	Baa1	A-	360,576
780	Ras Laffan Liquified Natural Gas Company Limited, Reg S	3.437%	9/15/09	Baa1	A-	758,122
550	State of Qatar, Reg S	9.750%	6/15/30	A1	A+	844,250

						1,962,948

	Russia - 1.8%
830	GazStream SA, 144A	5.625%	7/22/13	Baa2	BB-	836,225
1,000	Russia Federation, Reg S	5.000%	3/31/30	Baa3	BBB-	1,151,554
2,050	Russia Ministry of Finance	3.000%	5/14/08	Ba2	BBB-	1,956,520
600	Russia Ministry of Finance	3.000%	5/14/11	Ba1	BBB-	535,560
750	Russian Federation, Reg S	11.000%	7/24/18	Baa3	BBB-	1,148,585
400	Russian Ministry of Finance, Reg S	12.750%	6/24/28	Ba2	BB+	755,156

						6,383,600

	Saint Lucia - 0.1%
300	First Citizens Saint Lucia Limited, Reg S	5.125%	2/14/11	A2	BBB	297,266

	Serbia - 0.6%
2,500	Serbia Republic, 144A	3.750%	11/01/24	N/R	BB-	2,246,875

	South Africa - 1.8%
5,450	South Africa Republic	9.125%	5/19/09	Baa1	BBB+	6,213,000

	South Korea - 0.4%
410	Hanarotelecom Inc., 144A	7.000%	2/01/12	Ba2	BB	405,264
895	Korea Development Bank	4.625%	9/16/10	A3	A	884,125

						1,289,389

	Thailand - 0.1%
250	Bangkok Bank Public Company Limited, Reg S	9.025%	3/15/29	Baa2	BB-	318,715

	Trinidad - 0.5%
1,233	Republic of Trinidad and Tobago, Reg S	9.750%	7/01/20	Baa3	A-	1,757,256

	Tunisia - 0.6%
1,700	Banque de Tunisie	7.375%	4/25/12	Baa2	BBB	1,929,500

	Turkey - 1.3%
825	Turkey Republic	9.000%	6/30/11	B1	BB-	953,906
1,875	Turkey Republic	7.375%	2/05/25	B1	BB-	1,882,031
1,275	Turkey Republic	7.000%	6/05/20	B1	BB-	1,263,844
350	Turkey Republic	11.750%	6/15/10	B1	BB-	437,500

						4,537,281

	Ukraine - 0.4%
600	Republic of Ukraine, Reg S	6.875%	3/04/11	B1	BB-	633,420
644	Ukraine Government, Reg S	11.000%	3/15/07	B1	B	682,367

						1,315,787

	United Kingdom - 0.2%
550	Vedanta Resources PLC, Reg S	6.625%	2/22/10	Ba2	BB+	546,963

	Uruguay - 1.1%
970	Uruguay Republic	9.250%	5/17/17	B3	B	1,092,463
2,150	Uruguay Republic	7.250%	2/15/11	B3	B	2,246,750
315	Uruguay Republic	7.500%	3/15/15	B3	B	324,450

						3,663,663

	Venezuela - 1.4%
1,000	Venezuela Republic	9.375%	1/13/34	B2	B+	1,186,500
550	Venezuela Republic	8.500%	10/08/14	B2	B+	611,875
10	Venezuela Republic	9.250%	9/15/27	B2	B+	11,855
1,200	Venezuela Republic	7.650%	4/21/25	B2	B	1,216,200
1,935	Venezuela Republic, Reg S	5.375%	8/07/10	Caa1	B-	1,889,522

						4,915,952

	Vietnam - 0.7%
2,593	Socialist Republic of Vietnam	4.813%	3/14/16	B1	BB-	2,413,960

	Total Emerging Markets Sovereign Debt and Foreign Corporate Bonds (cost $102,625,432)					108,121,863

	U.S. CONVERTIBLE BONDS - 1.4% (1.0% of Total Investments)
	Metals & Mining - 1.4%
5,000	Trizec Hahn Corporation	3.000%	1/29/21	N/R	N/R	4,756,250

	Total U.S. Convertible Bonds (cost $3,639,668)					4,756,250

	U.S. CORPORATE BONDS - 4.5% (3.3% of Total Investments)
	Hotels, Restaurants & Leisure - 2.4%
2,000	Aztar Corporation	9.000%	8/15/11	Ba3	B+	2,135,000
2,150	Harrahs Entertainment	7.875%	12/15/05	Ba1	BB+	2,168,813
2,000	MGM Mirage, Inc.	6.750%	8/01/07	Ba1	BB+	2,045,000
2,000	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	2,017,500

						8,366,313

	Household Durables - 2.1%
2,000	D.R. Horton, Inc.	7.500%	12/01/07	Ba1	BB+	2,103,084
2,000	KB Home	8.625%	12/15/08	Ba2	BB-	2,135,888
3,000	Standard Pacific Corporation	6.500%	10/01/08	Ba2	BB	2,988,750

						7,227,722

	Total U.S. Corporate Bonds (cost $15,803,509)					15,594,035

Principal
Amount (000)	Description(1)					Value

	REPURCHASE AGREEMENTS - 5.4% (4.0% Total Investments)
	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $18,821,396
$18,816	collateralized by $19,495,000 U.S. Treasury Bills, 3.930%, due 3/02/06, value $19,192,828					18,816,457

	Total Repurchase Agreements (cost $18,816,457) - 5.4%					18,816,457

	Total Investments (cost $416,664,450) - 136.2%					472,235,389

	Other Assets Less Liabilities - (1.6)%					(5,429,558)

	Preferred Shares, at Liquidation Value - (34.6)%					(120,000,000)

	Net Assets Applicable to Common Shares - 100%					$346,805,831

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated
maturities shown.
**	Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(a)	At or subsequent to September 30, 2005, this issue was under the protection of Federal Bankruptcy Court.
(b)	Purchased on a when-issued or delayed delivery basis.
ADR	American Depository Receipt
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the U.S. without registering those securities with the SEC. Specifically, Reg S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD	Senior Loan purchased on a when-issued basis in the primary market. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement.
At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing market discount, amortization on premium, recognition of income on REIT securities, and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $418,238,571.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$59,976,461
Depreciation	(5,979,643)

Net unrealized appreciation of investments	$53,996,818

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.